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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-06578

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                            The Glenmede Portfolios
              (Exact name of registrant as specified in charter)

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                    c/o State Street Bank and Trust Company
                           1 Lincoln Street, Floor 8
                                    SFC0805
                               Boston, MA 02111
              (Address of principal executive offices)(Zip Code)

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                            Michael P. Malloy, Esq.
                                   Secretary
                       Faegre Drinker Biddle & Reath LLP
                               One Logan Square
                                  Suite 2000
                          Philadelphia, PA 19103-6996
                    (Name and address of agent for service)

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      Registrant's telephone number, including area code: 1-800-442-8299

                      Date of fiscal year end: October 31

            Date of reporting period: July 1, 2021 - June 30, 2022

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Item 1. Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-06578
Reporting Period: 07/01/2021 - 06/30/2022
The Glenmede Portfolios

Muni Intermediate Portfolio

   The Muni Intermediate Portfolio, a series of the Registrant, did not hold any portfolio securities with respect to which the Portfolio was entitled to vote during the period from July 1, 2021 through June 30, 2022.

========== END N-PX REPORT

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                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Glenmede Portfolios

By (Signature and Title)*                 /s/ Kent E. Weaver
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                                          Kent E. Weaver
                                          President
                                          (Principal Executive Officer)

                                Date      August 17, 2022

* Print the name and title of each signing officer under his or her signature.